Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	December 2010
Distribution Date	01/18/11
Transaction Month	8
30/360 Days	30
Actual/360 Days	34

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WAM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$6,502,306.36	0.0296909	$-	-	$6,502,306.36
Class A-2 Notes	$238,000,000.00	1.0000000	$217,557,422.54	0.9141068	$20,442,577.46
Class A-3 Notes	$317,000,000.00	1.0000000	$317,000,000.00	1.0000000	$-
Class A-4 Notes	$186,850,000.00	1.0000000	$186,850,000.00	1.0000000	$-
Total Securities	$748,352,306.36	0.7788441	$721,407,422.54	0.7508013	$26,944,883.82

Weighted Avg. Coupon (WAC)	5.17%		5.16%
Weighted Avg. Remaining Maturity (WARM)	52.77		51.84
Pool Receivables Balance	$900,793,485.95		$874,912,290.46
Remaining Number of Receivables	58,566		57,925

Adjusted Pool Balance	$881,187,793.78		$856,121,915.16

III. COLLECTIONS

Principal:
Principal Collections	$24,299,870.05
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$489,685.04
Total Principal Collections	$24,789,555.09

Interest:
Interest Collections	$3,855,733.35
Late Fees & Other Charges	$47,274.64
Interest on Repurchase Principal	$-
Total Interest Collections	$3,903,007.99

Collection Account Interest	$4,618.59
Reserve Account Interest	$1,004.14
Servicer Advances	$-

Total Collections	$28,698,185.81

1 of  3

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	December 2010
Distribution Date	01/18/11
Transaction Month	8
30/360 Days	30
Actual/360 Days	34

IV. DISTRIBUTIONS

Total Collections					$28,698,185.81
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$28,698,185.81
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$750,661.24		$750,661.24	$750,661.24
Collection Account Interest					$4,618.59
Late Fees & Other Charges					$47,274.64
Total due to Servicer					$802,554.47

3. Class A Noteholders Interest:
Class A-1 Notes		$2,445.43		$2,445.43
Class A-2 Notes		$170,566.67		$170,566.67
Class A-3 Notes		$396,250.00		$396,250.00
Class A-4 Notes		$381,485.42		$381,485.42

Total interest:		$950,747.52		$950,747.52	$950,747.52

Available Funds Remaining:					$26,944,883.82

4. Principal Distribution Amount:					$26,944,883.82

		Distributable Amount		Paid Amount
Class A-1 Notes				$6,502,306.36
Class A-2 Notes				$20,442,577.46
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		36,695,767.29		$26,944,883.82
Total Noteholders Principal				$26,944,883.82

5. Available Amounts Remaining to reserve account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					0.00

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$19,605,692.17
Beginning Period Amount	$19,605,692.17
Current Period Amortization	$815,316.87
Ending Period Required Amount	$18,790,375.30
Ending Period Amount	$18,790,375.30
Next Distribution Date Required Amount	$17,993,928.20

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$132,835,487.42	$134,714,492.62	$144,465,376.09
Overcollateralization as a % of Adjusted Pool		15.07%	15.74%	16.87%

2 of  3

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	December 2010
Distribution Date	01/18/11
Transaction Month	8
30/360 Days	30
Actual/360 Days	34

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.77%	57,215	98.70%	$863,515,214.18
30 - 60 Days	0.95%	548	1.01%	$8,841,278.58
61 - 90 Days	0.21%	123	0.22%	$1,917,104.55
91 + Days	0.07%	39	0.07%	$638,693.15
		57,925		$874,912,290.46
Total
Delinquent Receivables 61 + days past due	0.28%	162	0.29%	$2,555,797.70
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	164	0.29%	$2,581,862.64
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.24%	142	0.26%	$2,431,930.91
Three-Month Average Delinquency Ratio	0.27%		0.28%

Repossession in Current Period		58		$1,074,396.26
Repossession Inventory		75		$1,371,746.63

Charge-Offs
Gross Principal of Charge-Off for Current Period				$1,581,325.44
Recoveries				$(489,685.04)
Net Charge-offs for Current Period				$1,091,640.40

Beginning Pool Balance for Current Period				$900,793,485.95

Net Loss Ratio				1.45%
Net Loss Ratio for 1st Preceding Collection Period				1.19%
Net Loss Ratio for 2nd Preceding Collection Period				0.70%
Three-Month Average Net Loss Ratio for Current Period				1.12%

Cumulative Net Losses for All Periods				$4,106,226.99
Cumulative Net Losses as a % of Initial Pool Balance				0.37%

Principal Balance of Extensions				$5,881,231.53
Number of Extensions				318

 3 of  3